[LIVE]
	 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.   20549

Form 13 F

	Form 13F Cover Page

Report for the Quarter Ended:   March 31, 2000

Check here if amended report   [  ]

 Institutional Investment Manager filing this report:

Name:		Delta Asset Management, Inc.
Address:	700 Colonial Rd., Ste 130
		Memphis, TN   38117

13F File Number:   28-2668

The Institutional Investment Manager filing this report and the person by whom it is signed represent hereby that the person signing the report is authorized to
submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statments, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:			Myron M. Mall.
Title:		President
Phone:		901-767-4791
Signature,     Place,   and Date of Signing:

	Myron M. Mall	Memphis, TN		May 12, 2000

Report Type:		13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	None



 .

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp                      COM              030177109     3332    59171 SH       SOLE                    59171
Adobe Systems Inc              COM              00724F101     8841    79421 SH       SOLE                    79421
AmSouth Bancorp                COM              032165102      240    16075 SH       SOLE                    16075
Amer Pwr Conv Corp             COM              029066107    10436   243403 SH       SOLE                   243403
American General Corp          COM              026351106     3044    54232 SH       SOLE                    54232
American Intl Gr Inc           COM              026874107      353     3226 SH       SOLE                     3226
Archer Daniels Midland         COM              039483102     1358   131694 SH       SOLE                   131694
AutoZone Inc                   COM              053332102     2885   103979 SH       SOLE                   103979
Bell Atlantic Corp             COM              077853109      270     4420 SH       SOLE                     4420
BellSouth Corp                 COM              079860102     1145    24428 SH       SOLE                    24428
Bristol Myers Squibb Co        COM              110122108      717    12358 SH       SOLE                    12358
Chevron Corp                   COM              166751107      296     3200 SH       SOLE                     3200
Cisco Systems Inc              COM              17275r102      312     4040 SH       SOLE                     4040
Comcast Corp Cl A Spl (Non-Vtg COM              200300200     5981   137891 SH       SOLE                   137891
Commerce Bancorp Inc NJ        COM              200519106     1967    53175 SH       SOLE                    53175
Corning Inc                    COM              219350105     7884    40637 SH       SOLE                    40637
DuPont EI deNemours & Co       COM              263534109      278     5257 SH       SOLE                     5257
E Digital Corp                 COM              26841Y103      604    60000 SH       SOLE                    60000
Ecolab Inc                     COM              278865100     2214    60349 SH       SOLE                    60349
Enesco Group                   COM              854425105      591    83698 SH       SOLE                    83698
Equity Office Prop Tr          COM              294741103     1927    76705 SH       SOLE                    76705
Exxon Mobil Corp               COM              30231g102     1310    16800 SH       SOLE                    16800
First Tennessee National Corp  COM              337162101      951    46805 SH       SOLE                    46805
Freeport-McMoRan Copper & Gold COM              35671D857      121    10000 SH       SOLE                    10000
Fremont General Corp           COM              357288109      753   118079 SH       SOLE                   118079
GTE Corp                       COM              362320103      354     4980 SH       SOLE                     4980
General Electric Co            COM              369604103     2368    15216 SH       SOLE                    15216
General Motors Corp            COM              370442105      211     2548 SH       SOLE                     2548
Great Atlan & Pac Tea          COM              390064103     1063    54503 SH       SOLE                    54503
Hancock Fabrics                COM              409900107      887   308412 SH       SOLE                   308412
Harrah's Ent Inc               COM              413619107     2797   150687 SH       SOLE                   150687
Intel Corp                     COM              458140100      379     2870 SH       SOLE                     2870
Intl Bus Machines              COM              459200101     2040    17253 SH       SOLE                    17253
Johnson Outdoors Inc           COM              479254104      885   143030 SH       SOLE                   143030
Knight-Ridder Inc              COM              499040103     2281    44514 SH       SOLE                    44514
Louisiana-Pacific Corp         COM              546347105     1276    91935 SH       SOLE                    91935
Lucent Technologies            COM              549463107      485     7826 SH       SOLE                     7826
Manor Care Inc                 COM              404134108     1702   126065 SH       SOLE                   126065
Mattel Inc                     COM              577081102     1315   125219 SH       SOLE                   125219
Merck & Co                     COM              589331107      416     6694 SH       SOLE                     6694
Mid-Amer Apt Com Inc           COM              59522J103     1789    78640 SH       SOLE                    78640
Motorola Inc                   COM              620076109     3210    21985 SH       SOLE                    21985
National Commerce Bancorp      COM              635449101     4867   263101 SH       SOLE                   263101
New England Bus Svc            COM              643872104      951    55112 SH       SOLE                    55112
Newell Rubbermaid Inc          COM              651229106     2917   117560 SH       SOLE                   117560
Nike Inc Cl B                  COM              654106103     2596    65517 SH       SOLE                    65517
Office Depot Inc               COM              676220106     2543   219944 SH       SOLE                   219944
Procter Gamble                 COM              742718109      244     4300 SH       SOLE                     4300
RFS Hotel Investors, Inc       COM              74955J108      166    15425 SH       SOLE                    15425
Royal Dutch Petroleum Co NY    COM              780257705      324     5600 SH       SOLE                     5600
SBC Communications Inc         COM              845333103      525    12466 SH       SOLE                    12466
Schering-Plough Corp           COM              806605101      631    16928 SH       SOLE                    16928
Scottish Power PLC ADR         COM              81013t705      956    30162 SH       SOLE                    30162
Seagate Tech Inc               COM              811804103     4903    79716 SH       SOLE                    79716
Sony Corp (ADR)                COM              835699307     5700    20349 SH       SOLE                    20349
Southern Co                    COM              842587107      214     9835 SH       SOLE                     9835
Stanley Works                  COM              854616109     2130    80771 SH       SOLE                    80771
Stewart Ent Cl A               COM              860370105      962   194750 SH       SOLE                   194750
Universal Foods                COM              913538104     3155   147593 SH       SOLE                   147593
Vodafone AirTouch PLC ADR      COM              92857t107      204     3675 SH       SOLE                     3675
Wal-Mart Stores Inc            COM              931142103      599    10600 SH       SOLE                    10600
Wellman Inc                    COM              949702104     2769   139785 SH       SOLE                   139785